Supplementary information to the consolidated cash flow statements	12 Months Ended
Dec. 31, 2017
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Supplementary information to the consolidated cash flow statements
52	Supplementary information to the consolidated cash flow statements

Non-cash transactions-acquisition of aircraft

During the year ended December 31, 2017, aircraft acquired under finance leases amounted to RMB17,283 million (2016: RMB10,487 million; 2015: RMB11,251 million).